Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Significant judgments, estimates and assumptions

3. Significant judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates. Information about significant sources of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below.

Valuation of share-based compensation and share purchase warrants

Management determines the costs for share-based compensation and warrants using market-based valuation techniques. The fair value of the market-based and performance-based share awards are determined at the date of grant, for stock options and RSUs, using generally accepted valuation techniques. Assumptions are made and judgment is used in applying the valuation techniques. These assumptions and judgments include estimating the future volatility of the share price, expected dividend yield, future employee turnover rates and future share option and warrant exercise behaviors and corporate performance. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based compensation and share purchase warrants.

Other liabilities

The estimates, assumptions and judgements made in relation to the fair value of certain warrants and PSUs are subject to measurement uncertainty. The valuation techniques used to determine fair value require inputs that involve assumptions and judgments such as estimating the future volatility of the stock price, expected dividend yield, and expected life. Such judgments and assumptions are inherently uncertain.

Reserves and resources

The Company’s business is the acquisition of royalties and streams. This amount represents the capitalized expenditures related to the acquisition of royalty and stream interests, net of accumulated depletion and accumulated impairment charges, if any. The Company estimates the reserves, resources and exploration potential relating to each agreement. Reserves are estimates of the amount of minerals that can be economically and legally extracted from the mining properties in respect of which the Company has royalty and stream agreements. Resources are estimates of the amount of minerals contained in mineralized material for which there is a reasonable prospect for economic extraction from the mining properties in respect of which the Company has royalty and stream agreements. Exploration potential represents an estimate of additional reserves and resources that may be discovered through the mine operator’s exploration program. The Company adjusts its estimates of reserves, resources (where applicable) and exploration potential (where applicable) to reflect the Company’s percentage entitlement to minerals produced from such mines. The Company compiles its estimates of its reserves and resources based on information supplied by appropriately qualified persons relating to the geological data on the size, density and grade of the ore body, and require complex geological and geostatistical judgments to interpret the data. The estimation of recoverable reserves and resources is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements, and production costs along with geological assumptions and judgments made in estimating the size and grade of the ore body. The Company estimates exploration potential based on assumptions surrounding the ore body continuity which requires judgment as to future success of any exploration programs undertaken by the mine operator. Changes in the reserve estimates, resource estimates or exploration potential estimates may impact the carrying value of the Company’s royalty, stream and other interests and depletion charges.

Impairment of royalty, stream and other interests

Assessment of impairment of royalty, stream and other interests requires the use of judgments, assumptions and estimates when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test as well as in the assessment of fair values.

The assessment of the fair values of royalty, stream and other interests requires the use of estimates and assumptions for recoverable production, commodity prices, discount rates, mineral resource conversion, foreign exchange rates, taxes, and the associated production implications. In addition, the Company may use other approaches in determining fair value which may include estimates related to (i) dollar value per unit of mineral reserve/resource; (ii) cash-flow multiples; and (iii) comparable transactions. Changes in any of the estimates used in determining the fair value of the royalty, stream and other interests could impact the impairment analysis.

During the years ended December 31, 2022 and 2021, there were no impairment charges

Income taxes

The interpretation of new and existing tax laws or regulations in Canada, Australia, the United States of America, or any of the countries in which the Company's royalty, stream and other interests are located requires the use of judgment. Differing interpretation or changes to these laws or regulations could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions. In addition, the recoverability of deferred income tax assets, including expected periods of reversal of temporary differences and expectations of future taxable income, are assessed by management at the end of each reporting period and adjusted, as necessary, on a prospective basis.